Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities, affiliated investment Funds and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2026, the Fund owned 4.6% of Tax-Managed Growth Portfolio's outstanding interests, 46.8% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 38.6% of Tax-Managed Small-Cap Portfolio's outstanding interests and 21.6% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at January 31, 2026 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 9.1%
Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	3,862,551	$ 79,491,305
Affiliated Investment Funds (identified cost $66,918,543)		$ 79,491,305

Investments in Affiliated Portfolios — 86.9%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $50,641,314)	$308,963,425
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $53,688,704)	139,109,736
Tax-Managed Small-Cap Portfolio (identified cost, $65,584,680)	72,273,274
Tax-Managed Value Portfolio (identified cost, $135,237,844)	242,151,134
Total Investments in Affiliated Portfolios (identified cost $305,152,542)	$762,497,569

Debt Obligations — 3.6%(2)
Security	Principal Amount (000's omitted)	Value
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 673,066
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	647,643
8.375% to 5/20/31(3)(4)(5)	200	212,050
Banco Santander SA, 9.625% to 5/21/33(3)(4)	800	965,898
Bank of America Corp.:
6.625% to 5/1/30(3)(4)	500	519,823
Series TT, 6.125% to 4/27/27(3)(4)	425	430,718
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	964	1,025,674
Barclays PLC, 8.00% to 3/15/29(3)(4)	526	562,606
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	189,499
7.75% to 8/16/29(3)(4)(5)	505	536,660
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	970	1,008,440
Citigroup, Inc.:
6.625% to 2/15/31(3)(4)	340	346,332
6.875% to 8/15/30(3)(4)	300	306,674
6.95% to 2/15/30(3)(4)	440	453,503
Deutsche Bank AG, 8.13% to 4/30/30(3)(4)(6)	400	431,555
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	449,816
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	$395	$ 401,823
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	670	728,344
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	559	558,793
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	976,502
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	186,054
8.125% to 11/10/33(3)(4)	460	520,143
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	850	873,718
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	805,618
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(4)	300	298,677
7.50% to 5/2/29, 5/2/84(4)	820	863,861
Societe Generale SA, 5.375% to 11/18/30(3)(4)(5)	1,034	1,005,971
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	241,097
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	335	346,201
Svenska Handelsbanken AB, 4.75% to 3/1/31(3)(4)(6)	600	574,464
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	600	649,800
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,022,018
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	134,948
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	382,839
6.85% to 9/10/29(3)(4)(5)	675	689,734
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	1,069	1,068,361
		$ 21,088,923
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,192,264
		$ 1,192,264
Construction Materials — 0.0%†
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$437	$ 458,741
		$ 458,741
Diversified Financial Services — 0.3%
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$914	$ 903,699
Goldman Sachs Group, Inc.:
3.80%, to 5/10/26(3)(4)	325	323,472
Series V, 4.125% to 11/10/26(3)(4)	768	762,355
Series W, 7.50% to 2/10/29(3)(4)	230	243,469

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Nomura Holdings, Inc., 7.00% to 7/15/30(3)(4)	$300	$ 311,892
		$ 2,544,887
Electric Utilities — 0.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 579,121
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	453,287
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	576,008
		$ 1,608,416
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$470	$ 467,392
		$ 467,392
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 827,051
		$ 827,051
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$678	$ 673,506
		$ 673,506
Insurance — 0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	$1,176	$ 1,164,110
		$ 1,164,110
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 649,600
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	364,102
		$ 1,013,702
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(5)	$845	$ 844,577
		$ 844,577
Total Debt Obligations (identified cost $30,827,643)		$ 31,883,569

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	10,500	$ 332,745
Total Exchange-Traded Funds (identified cost $321,825)		$ 332,745

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.1%
Citigroup, Inc., Series II, 6.25%(7)(8)	10,000	$ 250,900
Citizens Financial Group, Inc., Series H, 7.375%	5,587	146,659
Comerica, Inc., Series B, 6.875% to 10/1/30(4)	13,155	338,741
		$ 736,300
Capital Markets — 0.0%†
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	6,648	$ 171,252
		$ 171,252
Electric Utilities — 0.0%†
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 267,302
7.25%	4,870	120,143
		$ 387,445
Insurance — 0.2%
American National Group, Inc., 7.375%	12,500	$ 313,250
Aspen Insurance Holdings Ltd., 7.00%	20,000	493,400
Athene Holding Ltd., Series A, 6.35% to 6/30/29(4)	30,000	743,400
		$ 1,550,050
Total Preferred Stocks (identified cost $3,003,185)		$ 2,845,047

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(9)	435,357	$ 435,357
Total Short-Term Investments (identified cost $435,357)		$ 435,357
Total Investments — 100.0% (identified cost $406,659,095)		$877,485,592
Other Assets, Less Liabilities — (0.0)%†		$ (312,396)
Net Assets — 100.0%		$877,173,196
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $8,736,292 or 1.0% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $2,384,163 or 0.3% of the Fund's net assets.
(7)	Non-income producing security.
(8)	When-issued security.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

The Fund did not have any open derivative instruments at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $79,926,662, which represents 9.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$70,983,704	$3,526,671	$ —	$ —	$4,980,930	$79,491,305	$813,821	3,862,551
Short-Term Investments
Liquidity Fund, Institutional Class(1)	709,420	2,381,665	(2,655,728)	—	—	435,357	5,360	435,357
Total				$ —	$4,980,930	$79,926,662	$819,181
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 79,491,305	$ —	$ —	$ 79,491,305
Investments in Affiliated Portfolios	762,497,569	—	—	762,497,569
Debt Obligations	—	31,883,569	—	31,883,569
Exchange-Traded Funds	332,745	—	—	332,745
Preferred Stocks	2,845,047	—	—	2,845,047
Short-Term Investments	435,357	—	—	435,357
Total Investments	$845,602,023	$31,883,569	$—	$877,485,592
When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available tomake payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.